EMPLOYEE BENEFIT PLANS (Pre-tax Amounts in AOCI to be Recognized Over Next Fiscal Year) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs	$ (86)
Amortization of net actuarial loss	(285)
Total	(371)
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs	646
Amortization of net actuarial loss	0
Total	$ 646